Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

The Company leases its office facilities and a condo under non-cancelable operating leases that expire at various dates through 2024. In the normal course of business, it is expected that these leases will be renewed or replaced with agreements under similar terms. Lease expense amounted to $284,021 and $282,302 for the years ended December 31, 2020 and 2019, respectively.

Future commitments are as follows:

For the Years Ending December 31,
2021	$257,550
2022	265,283
2023	582,197
2024	133,458
Total	$1,238,488

In the ordinary course of business, the Company may from time-to-time be involved in various pending or threatened legal actions. The Company has a reserve account of $975,000 as of December 31, 2020 and 2019 related to a contract customer dispute. Management is of the opinion that there is no significant exposure as of the date of this report.